SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017
Impairment of long-lived assets, excluding goodwill
Impairment loss of intangible assets	¥ 0	¥ 0	¥ 0
Goodwill
Impairment loss of goodwill	0
Goodwill	¥ 32,009,025	¥ 0	¥ 32,523,983